iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited)
July 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  30 .1%
Bank of America Corp. ..................... 3,237,538 $ 130,505,157
Bank OZK ............................. 64,948 3,045,412
BOK Financial Corp. ....................... 14,254 1,465,881
Citigroup, Inc. ........................... 1,134,881 73,631,079
Citizens Financial Group, Inc. ................ 273,109 11,653,561
Columbia Banking System, Inc. ............... 126,997 3,322,242
Comerica, Inc. ........................... 70,384 3,857,747
Commerce Bancshares, Inc. ................. 72,169 4,670,056
Cullen/Frost Bankers, Inc. ................... 35,718 4,181,149
East West Bancorp, Inc. .................... 83,004 7,295,222
Fifth Third Bancorp ....................... 405,847 17,183,562
First Citizens BancShares, Inc. , Class A .......... 7,154 14,935,334
First Hawaiian, Inc. ....................... 78,834 1,974,003
First Horizon Corp. ........................ 329,752 5,516,751
FNB Corp. ............................. 216,649 3,323,396
Huntington Bancshares, Inc. ................. 860,511 12,864,640
JPMorgan Chase & Co. .................... 1,431,436 304,609,581
KeyCorp ............................... 554,724 8,947,698
M&T Bank Corp. ......................... 98,956 17,037,255
NU Holdings, Ltd. , Class A
(a)
................. 1,883,957 22,852,398
Pinnacle Financial Partners, Inc. ............... 46,057 4,436,210
PNC Financial Services Group, Inc. (The) ........ 235,104 42,577,334
Popular, Inc. ............................ 43,319 4,445,829
Prosperity Bancshares, Inc. .................. 54,660 3,963,943
Regions Financial Corp. .................... 548,659 12,273,502
Synovus Financial Corp. .................... 88,623 4,143,125
TFS Financial Corp. ....................... 36,701 497,666
Truist Financial Corp. ...................... 790,208 35,314,396
U.S. Bancorp ........................... 923,143 41,430,658
Webster Financial Corp. .................... 103,112 5,116,417
Wells Fargo & Co. ........................ 1,936,456 114,909,299
Western Alliance Bancorp ................... 64,754 5,210,107
Wintrust Financial Corp. .................... 37,141 4,018,656
Zions Bancorp NA ........................ 85,808 4,433,699
935,642,965
a
Capital Markets  —  30 .8%
Affiliated Managers Group, Inc. ............... 19,398 3,600,657
Ameriprise Financial, Inc. ................... 59,385 25,539,707
Ares Management Corp. , Class A .............. 106,150 16,262,180
Bank of New York Mellon Corp. (The) ........... 443,303 28,845,726
BlackRock, Inc.
(b)
......................... 87,422 76,625,383
Blackstone, Inc. , NVS ...................... 422,311 60,031,509
Blue Owl Capital, Inc. , Class A ................ 302,549 5,769,609
Carlyle Group, Inc. (The) .................... 132,019 6,566,625
Cboe Global Markets, Inc. ................... 62,935 11,549,202
Charles Schwab Corp. (The) ................. 882,959 57,560,097
CME Group, Inc. , Class A ................... 212,891 41,239,116
Coinbase Global, Inc. , Class A
(a)
............... 116,834 26,212,876
Evercore, Inc. , Class A ..................... 21,278 5,327,798
FactSet Research Systems, Inc. ............... 22,735 9,391,601
Franklin Resources, Inc. .................... 173,094 3,958,660
Goldman Sachs Group, Inc. (The) ............. 186,743 95,057,789
Houlihan Lokey, Inc. , Class A ................. 31,125 4,676,531
Interactive Brokers Group, Inc. , Class A .......... 62,204 7,419,071
Intercontinental Exchange, Inc. ............... 336,434 50,989,937
Invesco Ltd. ............................ 221,844 3,829,027
Janus Henderson Group PLC ................ 79,523 2,960,641
Jefferies Financial Group, Inc. ................ 108,114 6,321,426
KKR & Co., Inc. .......................... 398,770 49,228,157
Lazard, Inc. ............................ 66,661 3,277,721
LPL Financial Holdings, Inc. .................. 44,465 9,849,887
Security Shares Value
a
Capital Markets (continued)
MarketAxess Holdings, Inc. .................. 22,297 $ 4,984,048
Moody's Corp. ........................... 93,563 42,709,638
Morgan Stanley .......................... 687,398 70,946,348
Morningstar, Inc. ......................... 16,096 5,112,894
MSCI, Inc. , Class A ....................... 45,523 24,617,017
Nasdaq, Inc. ............................ 243,523 16,481,637
Northern Trust Corp. ....................... 120,727 10,702,449
Raymond James Financial, Inc. ............... 112,676 13,070,416
Robinhood Markets, Inc. , Class A
(a)
............. 397,340 8,173,284
S&P Global, Inc. ......................... 185,312 89,826,286
SEI Investments Co. ....................... 61,106 4,145,431
State Street Corp. ........................ 179,600 15,260,612
Stifel Financial Corp. ...................... 59,964 5,317,008
T Rowe Price Group, Inc. ................... 130,554 14,910,572
TPG, Inc. , Class A ........................ 51,509 2,626,444
Tradeweb Markets, Inc. , Class A ............... 69,589 7,771,700
Virtu Financial, Inc. , Class A .................. 53,396 1,458,779
XP, Inc. , Class A ......................... 247,103 4,227,932
954,433,428
a
Consumer Finance  —  1 .3%
Ally Financial, Inc. ........................ 162,280 7,304,223
Credit Acceptance Corp.
(a) (c)
.................. 3,828 2,200,717
Discover Financial Services .................. 148,144 21,331,255
OneMain Holdings, Inc. ..................... 68,559 3,582,893
SLM Corp. ............................. 133,478 3,028,616
SoFi Technologies, Inc.
(a) (c)
................... 620,972 4,682,129
42,129,833
a
Financial Services  —  14 .5%
Apollo Global Management, Inc. ............... 309,058 38,728,058
Berkshire Hathaway, Inc. , Class B
(a)
............ 895,583 392,713,145
Equitable Holdings, Inc. .................... 157,136 6,852,701
MGIC Investment Corp. .................... 162,155 4,027,930
Rocket Companies, Inc. , Class A
(a)
............. 89,345 1,446,496
UWM Holdings Corp. , Class A ................ 66,585 559,314
Voya Financial, Inc. ....................... 61,359 4,462,640
448,790,284
a
Insurance  —  22 .0%
Aflac, Inc. .............................. 338,563 32,292,139
Allstate Corp. (The) ....................... 155,635 26,632,261
American Financial Group, Inc. ............... 43,258 5,665,068
American International Group, Inc. ............. 398,910 31,605,639
Aon PLC , Class A ........................ 116,236 38,184,688
Arch Capital Group Ltd.
(a)
................... 213,614 20,459,949
Arthur J Gallagher & Co. .................... 127,755 36,217,265
Assurant, Inc. ........................... 31,344 5,481,125
Assured Guaranty Ltd. ..................... 32,618 2,686,745
Axis Capital Holdings Ltd. ................... 47,242 3,578,582
Brighthouse Financial, Inc.
(a)
................. 38,869 1,938,397
Brown & Brown, Inc. ....................... 142,392 14,158,037
Chubb Ltd. ............................. 239,574 66,040,969
Cincinnati Financial Corp. ................... 91,436 11,943,370
CNA Financial Corp. ....................... 15,314 752,836
Everest Group Ltd. ........................ 25,687 10,091,652
Fidelity National Financial, Inc. ................ 115,389 7,460,790
First American Financial Corp. ................ 60,663 3,674,965
Globe Life, Inc. .......................... 56,075 5,200,396
Hanover Insurance Group, Inc. (The) ........... 21,886 3,009,106
Hartford Financial Services Group, Inc. (The) ...... 175,810 19,500,845
Kemper Corp. ........................... 37,259 2,386,812
Kinsale Capital Group, Inc. .................. 13,320 6,088,172
Lincoln National Corp. ..................... 77,653 2,585,845
Loews Corp. ............................ 108,380 8,664,981

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
U.S. Financials ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Insurance (continued)
Markel Group, Inc.
(a)
....................... 7,642 $ 12,524,092
Marsh & McLennan Companies, Inc. ............ 291,943 64,977,754
MetLife, Inc. ............................ 352,948 27,124,054
Old Republic International Corp. ............... 152,383 5,275,500
Primerica, Inc. ........................... 20,881 5,257,209
Principal Financial Group, Inc. ................ 139,269 11,351,816
Progressive Corp. (The) .................... 346,236 74,136,052
Prudential Financial, Inc. .................... 212,801 26,668,221
Reinsurance Group of America, Inc. ............ 39,310 8,861,653
RenaissanceRe Holdings Ltd. ................ 31,089 7,209,850
RLI Corp. .............................. 25,199 3,794,717
Ryan Specialty Holdings, Inc. , Class A ........... 62,355 3,840,444
Travelers Companies, Inc. (The) ............... 135,262 29,276,107
Unum Group ............................ 84,655 4,870,202
W R Berkley Corp. ........................ 185,619 10,233,176
White Mountains Insurance Group Ltd. .......... 1,519 2,712,934
Willis Towers Watson PLC ................... 60,464 17,067,778
681,482,193
a
Mortgage REITs  —  0 .5%
AGNC Investment Corp. .................... 419,209 4,196,282
Annaly Capital Management, Inc. .............. 301,105 5,995,000
Rithm Capital Corp. ....................... 293,282 3,405,004
Starwood Property Trust, Inc. ................. 179,809 3,587,190
17,183,476
a
Security Shares Value
a
Professional Services  —  0 .5%
Broadridge Financial Solutions, Inc. ............ 69,616 $ 14,897,824
a
Total Long-Term Investments — 99.7%
(Cost: $ 2,620,114,398 ) ............................... 3,094,560,003
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(b) (d) (e)
..................... 1,351,069 1,351,610
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(b) (d)
............................ 7,362,567 7,362,567
a
Total Short-Term Securities — 0.3%
(Cost: $ 8,713,172 ) .................................. 8,714,177
Total Investments — 100.0%
(Cost: $ 2,628,827,570 ) ............................... 3,103,274,180
Liabilities in Excess of Other Assets — 0 .0% ................ (975,207)
Net Assets — 100.0% ................................. $ 3,102,298,973
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 3,841,819  $ —  $ (2,490,900)
(a)
$ 614  $ 77  $ 1,351,610  1,351,069  $ 1,777
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 8,683,834  —  (1,321,267)
(a)
—  —  7,362,567  7,362,567  84,423  —
BlackRock, Inc. ... 60,258,759  11,688,321  (5,192,009) 351,320  9,518,992  76,625,383  87,422  408,709  —
$ 351,934  $ 9,519,069
$ 85,339,560
$ 494,909  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2024
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 51 09/20/24 $ 6,921 $ 196,179
E-Mini S&P MidCap 400 Index ............................................................. 1 09/20/24 312 5,635
$ 201,814
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,094,560,003  $ —  $ —  $ 3,094,560,003
Short-Term Securities
Money Market Funds ...................................... 8,714,177  —  —  8,714,177
$ 3,103,274,180  $ —  $ —  $ 3,103,274,180
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 201,814  $ —  $ —  $ 201,814
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust